Earnings Per Common Share Summary of Anti-Dilutive equity awards not included in Earnings per Share (Details) - shares shares in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,091	3,777